Intangible Assets (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Goodwill	£ 1,199	£ 1,199
Computer software
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	£ 350	£ 351